Other Financial Information - Property, Plant And Equipment, Net (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 595.7	$ 592.5	$ 556.4
Less: Accumulated depreciation	(188.6)	(164.3)	(114.7)
Property, plant and equipment, net	407.1	428.2	441.7
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	292.2	280.7	254.8
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	247.9	243.2	234.0
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	46.2	46.7	51.7
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 9.4	$ 21.9	$ 15.9